Marketable Securities (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)
Investments
Amortized Cost	$ 4,831,000		$ 4,831,000		$ 15,818,000	$ 40,890,000
Gross Unrealized Gain					19,000	24,000
Gross Unrealized Loss	(3,000)		(3,000)		(1,000)	(20,000)
Estimated Fair Value	4,828,000		4,828,000		15,836,000	40,894,000
Gross realized gains	0	$ 0	1,000	$ 0	0	0
Gross realized loss	0	$ 0		$ 0	$ 0	0
Number of investment whose position which was not in continuous unrealized loss position for more than twelve months | item					1
Fair market value of investments in unrealized loss position	4,800,000		4,800,000		$ 2,200,000
Interest income					100,000	300,000
Unrealized losses in a continuous loss position for more than 12 months	0		0
Accrued interest receivable	$ 100,000		$ 100,000		$ 300,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current
Cost Maturities:
Within 1 year	$ 4,831,000		$ 4,831,000		$ 14,593,000
Over 1 year					1,225,000
Total investments available for sale	4,831,000		4,831,000		15,818,000
Fair Value Maturities:
Within 1 year	4,828,000		4,828,000		14,607,000
Over 1 year					1,229,000
Total investments available for sale	4,828,000		4,828,000		15,836,000
Corporate bonds
Investments
Amortized Cost	4,831,000		4,831,000		15,818,000	32,515,000
Gross Unrealized Gain					19,000	22,000
Gross Unrealized Loss	(3,000)		(3,000)		(1,000)	(20,000)
Estimated Fair Value	$ 4,828,000		$ 4,828,000		$ 15,836,000	32,517,000
U.S. Treasury and Government agencies
Investments
Amortized Cost						8,375,000
Gross Unrealized Gain						2,000
Estimated Fair Value						$ 8,377,000